Summary of Significant Accounting Policies (Details Narrative)	6 Months Ended
	Sep. 30, 2025 USD ($) Integer	Sep. 30, 2024 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)
SignificantAccountingPoliciesLineItems [Line Items]
Allowance for doubtful accounts	$ 162,260			$ 160,616
Employee benefits	42,023	$ 34,867
Marketing and promotion costs	3,485	503
Income tax penalties and interest expense	0	0
Unrecognized uncertain tax positions	$ 0			0
Percentage of value added tax	6.00%
Number of reportable segments | Integer	1
Cash	$ 366		¥ 466,683	363	¥ 979,005
Accumulated losses	5,233,002			$ 4,232,288
Working capital deficit	1,416,332
Negative operating cash flows	1,011,462	$ 266,855
CHINA
SignificantAccountingPoliciesLineItems [Line Items]
Cash and cash equivalents	$ 72,000		¥ 500,000